Shareholder Report, Holdings (Details) - C000256664 [Member]	May 31, 2025
SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Kinross Gold Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ProShares Short QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Alpha Architect 1-3 Month Box ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sibanye Stillwater Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.90%
Commodities Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
U.S. Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Derivative ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Cash And Cash Equivalent [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%